Destiny Tech100 Inc.
Schedule of Investments
As of March 31, 2024 (Unaudited)

Shares/ Principal Amount	Security	Acquisition Date	Cost	Fair Value
	Private Investments, at fair value 101.10%
	Agreement for Future Delivery of Common Shares 2.96%
	Financial Technology 2.96%
1,540	Plaid, Inc. (a)(b)(c)(d)	02/15/22	$1,110,340	$284,900
49,075	Stripe, Inc. (a)(b)(c)(e)	01/10/22	3,478,813	1,346,618
	Total Agreement for Future Delivery of Common Shares		4,589,153	1,631,518

	Common Stocks 67.89%
	Aviation/Aerospace 39.58%
63,846	Relativity Space, LLC (a)(b)(c)(f)	12/28/21	1,659,996	1,447,389
9,100	Space Exploration Technologies Corp. (a)(b)(c)(g)	06/09/22	618,618	978,250
135,135	Space Exploration Technologies Corp. (a)(b)(c)(g)	06/27/22	10,009,990	14,527,013
47,143	Space Exploration Technologies Corp. (a)(b)(c)(g)	06/08/22	3,419,945	4,860,915
			15,708,549	21,813,567
	Education Services 2.89%
106,136	ClassDojo, Inc. (a)(b)(c)	11/19/21	3,000,018	1,592,040

	Enterprise Software 4.61%
88,885	Automation Anywhere, Inc. (a)(b)(c)	12/30/21	2,609,219	442,647
110,234	SuperHuman Labs, Inc. (a)(b)(c)	06/25/21	2,999,996	2,099,958
			5,609,215	2,542,605
	Financial Technology 13.25%
90,952	CElegans Labs, Inc. (a)(b)(c)	11/23/21	2,999,977	1,251,500
3,077	Klarna Bank AB (a)(b)(c)	03/16/22	4,657,660	923,100
55,555	Public Holdings, Inc. (a)(b)(c)	07/22/21	999,990	777,770
8,200	Revolut Group Holdings Ltd. (a)(b)(c)	12/08/21	5,275,185	2,234,500
117,941	Brex, Inc. (a)(b)(c)(f)	03/02/22	4,130,298	2,122,938
			18,063,110	7,309,808
	Gaming/Entertainment 3.85%
4,946	Epic Games, Inc. (a)(b)(c)(f)	12/31/21	6,998,590	2,121,834

	Mobile Commerce 2.99%
44,181	Maplebear, Inc. (a)	09/27/23	6,419,399	1,647,509

	Social Media 0.53%
1,069	Discord, Inc. (a)(b)(c)	03/01/22	724,942	293,975

	Supply Chain/Logistics 0.18%
26,000	Flexport, Inc. (a)(b)(c)	03/29/22	520,000	99,060
	Total Common Stocks		57,043,823	37,420,398

	Convertible Notes 4.38%
	Aviation/Aerospace 4.38%
$2,000,000	Boom Technology, Inc., 5.00% 01/09/2027 (b)(c)	02/18/22	2,000,000	2,416,000
	Total Convertible Notes		2,000,000	2,416,000

Destiny Tech100 Inc.
Schedule of Investments (continued)
As of March 31, 2024 (Unaudited)

Shares/ Principal Amount	Security	Acquisition Date	Cost	Fair Value
	Preferred Stocks 14.83%
	Aviation/Aerospace 9.31%
8,879	Axiom Space, Inc. Series C Preferred Stock (a)(b)(c)	01/18/23	$1,499,929	$1,499,929
21,517	Axiom Space, Inc. Series C-1 Preferred Stock (a)(b)(c)	12/22/21	3,179,754	3,634,867
			4,679,683	5,134,796

	Financial Technology 3.65%
45,455	Bolt Financial, Inc., Series C Preferred Stock (a)(b)(c)(f)	03/08/22	2,000,020	83,637
60,250	Chime Financial Inc. - Series A Preferred Stock (a)(b)(c)	12/30/21	5,150,748	1,180,298
176,886	Jeeves, Inc. - Series C Preferred Stock (a)(b)(c)	04/05/22	749,997	749,997
			7,900,765	2,013,932
	Food Products 1.22%
52,000	Impossible Foods, Inc. - Series A Preferred Stock (a)(b)(c)	06/17/22	1,272,986	260,000
82,781	Impossible Foods, Inc. - Series H Preferred Stock (a)(b)(c)(f)	11/04/21	2,098,940	413,907
			3,371,926	673,907

	Social Media 0.65%
1,311	Discord, Inc. - Series G Preferred Stock (a)(b)(c)	03/01/22	889,055	360,525
	Total Preferred Stocks		16,841,429	8,183,160

	Profit Participation Units 3.63%
	Artificial Intelligence 3.63%
11,236	OpenAI Inc. (a)(b)(c)(h)	12/18/23	2,010,008	2,000,008
	Total Profit Participation Units		2,010,008	2,000,008

	Short-Term Investments 7.39%
	Money Market 7.39%
4,072,175	First American Treasury Obligations, Class X, 5.22% (i)	05/08/23	4,072,175	4,072,175
	Total Short-Term Investments		4,072,175	4,072,175

	Total Investments, at fair value — 101.10% (Cost $86,556,588)			$55,723,259
	Other Assets Less Liabilities ( -1.10%)			(605,393)
	Net Assets - 100.00%			$55,117,866

Destiny Tech100 Inc.
Schedule of Investments (continued)
As of March 31, 2024 (Unaudited)
			Cost	Fair Value
	Securities by Country as a Percentage of Investments Fair Value
	United States 94.33%
	Common Stocks		$47,110,978	$34,262,798
	Convertible Notes		2,000,000	2,416,000
	Preferred Stocks		16,841,429	8,183,160
	Agreement for Future Delivery of Common Shares		4,589,153	1,631,518
	Profit Participation Units		2,010,008	2,000,008
	Money Market		4,072,175	4,072,175
	Total United States		$76,623,743	$52,565,659

	United Kingdom 4.01%
	Common Stocks		5,275,185	2,234,500
	Total United Kingdom		$5,275,185	$2,234,500

	Sweden 1.66%
	Common Stocks		4,657,660	923,100
	Total Sweden		$4,657,660	$923,100

(a) Non-income producing security.
(b) Level 3 securities fair valued using significant unobservable inputs.
(c) Restricted investments as to resale.
(d) Investment is a Special Purpose Vehicles (“SPVs”) that holds multiple forward agreements that represent common shares of Plaid, Inc. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. Theaggregate total of the forward contracts for each SPV represents less than 5% of Fund’s net assets.

(e) Investment is a SPV that holds multiple forward agreements that represent common shares of Stripe, Inc. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. The aggregate total of the forward contracts represents less than 5% of the Fund’s net assets.

(f) These securities have been purchased through SPVs in which the Fund has a direct investment of ownership units. The shares, cost basis and fair value stated are determined based on the underlying securities purchased by the SPV and the Fund’s ownership percentage.

(g)These securities have been purchased through SPVs in which the Fund has a direct investment of ownership units. The shares, cost basis and fair value stated are determined based on the underlying securities purchased by the SPV and the Fund’s ownership percentage. The SPVs have either directly invested in SpaceX or indirectly invested in SpaceX through a SPV.

(h) This security has been purchased through an SPV in which the Fund has an indirect investment of participation units. The shares, cost basis and fair value stated are determined based on the underlying security purchased by the SPV and the Fund's ownership percentage. Prior to January 22, 2024, the security was listed under the Special Purpose Vehicles category as DXYZ OAI I LLC on the Schedule of Investments.

(i) Rate disclosed is the seven-day effective yield as of March 31, 2024.

LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited

(1)	Restricted securities

Restricted securities are securities of privately-held companies that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Adviser. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Adviser. As of March 31, 2024, there is no expected date for such restrictions to be removed for the Fund’s restricted securities.

Additional information on each restricted investment held by the Fund on March 31, 2024 is as follows:

Investments	Initial Acquisition Date	Cost	Fair Value	% of Net Assets
Automation Anywhere, Inc.	12/30/2021	$2,609,219	$442,647	0.80%
Axiom Space, Inc. Series C Preferred Stock	01/18/2023	1,499,929	1,499,929	2.72%
Axiom Space, Inc. Series C-1 Preferred Stock	12/22/2021	3,179,754	3,634,867	6.59%
Bolt Financial, Inc., Series C Preferred Stock	03/08/2022	2,000,020	83,637	0.15%
Boom Technology, Inc.	02/18/2022	2,000,000	2,416,000	4.38%
Brex, Inc.	03/02/2022	4,130,298	2,122,938	3.85%
CElegans Labs, Inc.	11/23/2021	2,999,977	1,251,500	2.26%
Chime Financial Inc. - Series A Preferred Stock	12/30/2021	5,150,748	1,180,298	2.14%
ClassDojo, Inc.	11/19/2021	3,000,018	1,592,040	2.89%
Discord, Inc.	03/01/2022	724,942	293,975	0.53%
Discord, Inc. - Series G Preferred Stock	03/01/2022	889,055	360,525	0.65%
Epic Games, Inc.	12/31/2021	6,998,590	2,121,834	3.85%
Flexport, Inc.	03/29/2022	520,000	99,060	0.18%
Impossible Foods, Inc. - Series A Preferred Stock	06/17/2022	1,272,986	260,000	0.46%
Impossible Foods, Inc. - Series H Preferred Stock	11/04/2021	2,098,940	413,907	0.74%
Jeeves, Inc. - Series C Preferred Stock	04/05/2022	749,997	749,997	1.36%
Klarna Bank AB	03/16/2022	4,657,660	923,100	1.67%
OpenAI Inc.	12/18/2023	2,010,008	2,000,008	3.63%
Plaid, Inc.	02/15/2022	1,110,340	284,900	0.52%
Public Holdings, Inc.	07/22/2021	999,990	777,770	1.41%
Relativity Space, LLC	12/28/2021	1,659,996	1,447,389	2.63%
Revolut Group Holdings Ltd.	12/08/2021	5,275,185	2,234,500	4.1%
Space Exploration Technologies Corp.	06/27/2022	10,009,990	14,527,013	26.36%
Space Exploration Technologies Corp., Class A and Class C	06/08/2022	3,419,945	4,860,915	8.82%
Space Exploration Technologies Corp., Series A	06/09/2022	618,618	978,250	1.77%
Stripe, Inc.	01/10/2022	3,478,813	1,346,618	2.44%
Superhuman Labs, Inc.	06/25/2021	2,999,996	2,099,958	3.81%
Total Investments		$76,065,014	$50,003,575	90.71%